Fair Value Measurement - Assumptions (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement
Fair value of the underlying ordinary share		$ 6,079.83
Expected volatility
Fair Value Measurement
Fair Value, Measurement Input		25.00
Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input		1.10
Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input		0.00
Bond yield
Fair Value Measurement
Fair Value, Measurement Input		11.00
Coupon rate
Fair Value Measurement
Fair Value, Measurement Input		9.00
Liability-settled share-based payment to non-employee | Expected volatility
Fair Value Measurement
Fair Value, Measurement Input	26.00
Liability-settled share-based payment to non-employee | Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input	4.39
Liability-settled share-based payment to non-employee | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00
Convertible notes
Fair Value Measurement
Fair value of the underlying ordinary share	$ 2.78
Convertible notes | Expected volatility
Fair Value Measurement
Fair Value, Measurement Input	28.00
Convertible notes | Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input	4.10
Convertible notes | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00
Convertible notes | Bond yield
Fair Value Measurement
Fair Value, Measurement Input	13.30
Convertible notes | Coupon rate
Fair Value Measurement
Fair Value, Measurement Input	9.00
ESA derivative liabilities
Fair Value Measurement
Fair value of the underlying ordinary share	$ 2.78
ESA derivative liabilities | Maximum
Fair Value Measurement
Fair Value, Measurement Input	26.00
ESA derivative liabilities | Expected volatility | Minimum
Fair Value Measurement
Fair Value, Measurement Input	18.00
ESA derivative liabilities | Risk-free interest rate (per annum) | Minimum
Fair Value Measurement
Fair Value, Measurement Input	4.05
ESA derivative liabilities | Risk-free interest rate (per annum) | Maximum
Fair Value Measurement
Fair Value, Measurement Input	4.62
ESA derivative liabilities | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00
Warrant liabilities
Fair Value Measurement
Fair value of the underlying ordinary share	$ 2.78
Warrant liabilities | Expected volatility
Fair Value Measurement
Fair Value, Measurement Input	26.00
Warrant liabilities | Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input	4.07
Warrant liabilities | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00
Liability-settled share-based award to non-employee
Fair Value Measurement
Fair value of the underlying ordinary share	$ 2.78